Post-retirement benefit plans - Narrative (Details) - USD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 01, 2021
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Actuarial gain in AOCI, net of tax		$ 9,285	$ (2,684)	$ (1,845)
Weighted average discount rate used calculating benefit obligation (in percentage)	1.30%	1.30%
Liability, unfunded status of plan	$ 48,545	$ 48,545			$ 0
Actuarial gain on pension plan, net of tax	$ 5,100
Weighted average discount rate used calculating benefit obligation for pension plans (in percentage)	1.30%	1.30%
Defined benefit plan, pension plan, benefit obligation	$ 48,500	$ 48,500
Accumulated benefit obligation	166,400	166,400
Expected future employer contributions within the next fiscal year	4,600	4,600
GECAS Plan
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Liability, unfunded status of plan	$ 63,400	$ 63,400